FURNITURE AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Furniture And Equipment Tables
Furniture and equipment

Furniture and equipment consists of the following as of March 31, 2015 and December 31, 2014:

	2015	2014
Furniture and Equipment	$16,314	$11,218
Less: Accumulated Depreciation	(1,393)	(745)
Net Property and Equipment	$14,921	$10,474

Furniture and equipment consists of the following as of December 31:

	Year Ended December 31,
	2014	2013
Furniture and Fixtures	$11,218	$0
Less: Accumulated Depreciation	(745)	(0)
Net Property and Equipment	$10,474	$0